Income Taxes - Provisions for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Current expense:
Federal	$ 15.3	$ 22.9	$ 28.5
State	1.4	0.1	1.9
Foreign	3.1	15.1	13.8
Deferred expense (credit):
Federal	(5.1)	5.8	(4.9)
State	(0.4)	0.5	(0.4)
Foreign	(0.9)	1.2	(0.2)
Total provision for income taxes	$ 13.4	$ 45.6	$ 38.7